Shareholder Report, Holdings (Details)	Jun. 30, 2025
Schwab Monthly Income Fund – Target Payout [Member] | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab Monthly Income Fund – Target Payout [Member] | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Schwab Monthly Income Fund – Target Payout [Member] | Schwab U.S. Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Schwab Monthly Income Fund – Target Payout [Member] | Schwab International Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Schwab Monthly Income Fund – Target Payout [Member] | Schwab High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Schwab Monthly Income Fund – Target Payout [Member] | Schwab 5-10 Year Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab Monthly Income Fund – Target Payout [Member] | Cohen & Steers Preferred Securities and Income Fund, Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Schwab Monthly Income Fund – Target Payout [Member] | Schwab Long-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Schwab Monthly Income Fund – Target Payout [Member] | T. Rowe Price Institutional Floating Rate Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Schwab Monthly Income Fund – Target Payout [Member] | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Schwab Monthly Income Fund – Target Payout [Member] | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%
Schwab Monthly Income Fund – Target Payout [Member] | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
Schwab Monthly Income Fund – Target Payout [Member] | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
Schwab Monthly Income Fund – Target Payout [Member] | Fixed Income - Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Schwab Monthly Income Fund – Target Payout [Member] | Fixed Income - Long-Term Government Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab Monthly Income Fund – Target Payout [Member] | Fixed Income - Floating Rate Loan [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Schwab Monthly Income Fund – Target Payout [Member] | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Schwab Monthly Income Fund – Target Payout [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Schwab Monthly Income Fund – Flexible Payout | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Monthly Income Fund – Flexible Payout | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Schwab Monthly Income Fund – Flexible Payout | Schwab U.S. Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Schwab Monthly Income Fund – Flexible Payout | Schwab International Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Schwab Monthly Income Fund – Flexible Payout | Schwab High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Schwab Monthly Income Fund – Flexible Payout | Schwab 5-10 Year Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab Monthly Income Fund – Flexible Payout | Cohen & Steers Preferred Securities and Income Fund, Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Schwab Monthly Income Fund – Flexible Payout | Schwab Long-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Schwab Monthly Income Fund – Flexible Payout | T. Rowe Price Institutional Floating Rate Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Schwab Monthly Income Fund – Flexible Payout | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Schwab Monthly Income Fund – Flexible Payout | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
Schwab Monthly Income Fund – Flexible Payout | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
Schwab Monthly Income Fund – Flexible Payout | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
Schwab Monthly Income Fund – Flexible Payout | Fixed Income - Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab Monthly Income Fund – Flexible Payout | Fixed Income - Long-Term Government Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab Monthly Income Fund – Flexible Payout | Fixed Income - Floating Rate Loan [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Schwab Monthly Income Fund – Flexible Payout | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab Monthly Income Fund – Flexible Payout | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Schwab Monthly Income Fund – Income Payout | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Schwab Monthly Income Fund – Income Payout | Schwab U.S. Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Schwab Monthly Income Fund – Income Payout | Schwab International Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Schwab Monthly Income Fund – Income Payout | Schwab High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Schwab Monthly Income Fund – Income Payout | Schwab 5-10 Year Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Schwab Monthly Income Fund – Income Payout | Schwab 1-5 Year Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Schwab Monthly Income Fund – Income Payout | Cohen & Steers Preferred Securities and Income Fund, Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Schwab Monthly Income Fund – Income Payout | Schwab Long-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Schwab Monthly Income Fund – Income Payout | T. Rowe Price Institutional Floating Rate Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Schwab Monthly Income Fund – Income Payout | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab Monthly Income Fund – Income Payout | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	43.90%
Schwab Monthly Income Fund – Income Payout | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Schwab Monthly Income Fund – Income Payout | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Schwab Monthly Income Fund – Income Payout | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Schwab Monthly Income Fund – Income Payout | Fixed Income - Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Schwab Monthly Income Fund – Income Payout | Fixed Income - Long-Term Government Bond [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Schwab Monthly Income Fund – Income Payout | Fixed Income - Floating Rate Loan [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Schwab Monthly Income Fund – Income Payout | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Schwab Monthly Income Fund – Income Payout | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%